UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 96.9%
Equity — 40.8%
4,352,249	Goldman Sachs Structured International Equity Fund—20.0%	$60,800,924
2,531,174	Goldman Sachs Structured Large Cap Value Fund—11.4%	34,626,454
1,415,695	Goldman Sachs Structured Large Cap Growth Fund—6.5%	19,805,567
423,378	Goldman Sachs Real Estate Securities Fund—2.9%	8,704,651

		123,937,596

Fixed-Income — 51.4%
13,102,317	Goldman Sachs Short Duration Government Fund—41.4%	125,782,244
2,386,793	Goldman Sachs Global Income Fund—10.0%	30,336,137
8,307	Goldman Sachs High Yield Fund—0.0%	66,375

		156,184,756

Money Market — 4.7%
14,344,092	Financial Square Prime Obligations Fund—4.7%	14,344,092

TOTAL INVESTMENTS — 96.9%		$294,466,444

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Tax Information — At March 31, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$282,558,083

Gross unrealized gain	13,816,843
Gross unrealized loss	(1,908,482)

Net unrealized security gain	$11,908,361

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 96.3%
Equity — 60.7%
20,782,614	Goldman Sachs Structured International Equity Fund—25.7%	$290,333,114
13,419,900	Goldman Sachs Structured Large Cap Value Fund—16.2%	183,584,226
9,249,246	Goldman Sachs Structured Large Cap Growth Fund—11.5%	129,396,948
2,377,070	Goldman Sachs Emerging Markets Equity Fund—4.5%	51,344,706
1,513,634	Goldman Sachs Real Estate Securities Fund—2.8%	31,120,323

		685,779,317

Fixed-Income — 31.0%
12,794,281	Goldman Sachs Global Income Fund—14.4%	162,615,314
13,867,810	Goldman Sachs Core Fixed Income Fund—12.0%	135,211,146
2,312,462	Goldman Sachs Emerging Markets Debt Fund—2.4%	26,963,311
2,648,919	Goldman Sachs Short Duration Government Fund—2.2%	25,429,625
28,832	Goldman Sachs High Yield Fund—0.0%	230,368

		350,449,764

Money Market — 4.6%
51,837,716	Financial Square Prime Obligations Fund—4.6%	51,837,716

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$1,088,066,797

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.2%
Joint Repurchase Agreement Account II
$2,800,000	4.83%	04/03/2006	$2,800,000
Maturity Value: $2,801,127

TOTAL INVESTMENTS — 96.5%			$1,090,866,797

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on March 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”), and the terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with GSAM and GSAMI or their affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$998,901,769

Gross unrealized gain	99,666,591
Gross unrealized loss	(7,701,563)

Net unrealized security gain	$91,965,028

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 95.2%
Equity — 78.5%
21,068,844	Goldman Sachs Structured International Equity Fund—33.4%	$294,331,749
13,735,708	Goldman Sachs Structured Large Cap Value Fund—21.4%	187,904,489
10,469,363	Goldman Sachs Structured Large Cap Growth Fund—16.6%	146,466,392
1,791,779	Goldman Sachs Emerging Markets Equity Fund—4.4%	38,702,431
1,134,618	Goldman Sachs Real Estate Securities Fund—2.7%	23,327,755

		690,732,816

Fixed-Income — 12.8%
4,429,805	Goldman Sachs Global Income Fund—6.4%	56,302,821
3,701,598	Goldman Sachs Core Fixed Income Fund—4.1%	36,090,581
1,734,043	Goldman Sachs Emerging Markets Debt Fund—2.3%	20,218,940
21,155	Goldman Sachs High Yield Fund—0.0%	169,029

		112,781,371

Money Market — 3.9%
34,169,615	Financial Square Prime Obligations Fund—3.9%	34,169,615

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$837,683,802

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.3%
Joint Repurchase Agreement Account II
$3,000,000	4.83%	04/03/2006	$3,000,000
Maturity Value: $3,001,208

TOTAL INVESTMENTS — 95.5%			$840,683,802

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on March 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”), and the terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with GSAM and GSAMI or their affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$732,986,933

Gross unrealized gain	109,091,521
Gross unrealized loss	(1,394,652)

Net unrealized security gain	$107,696,869

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO*

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 95.8%
Equity — 95.8%
8,915,863	Goldman Sachs Structured International Equity Fund—42.6%	$124,554,603
5,072,670	Goldman Sachs Structured Large Cap Value Fund—23.8%	69,394,127
3,979,677	Goldman Sachs Structured Large Cap Growth Fund—19.1%	55,675,679
1,050,756	Goldman Sachs Emerging Markets Equity Fund—7.8%	22,696,330
362,128	Goldman Sachs Real Estate Securities Fund—2.5%	7,445,342

		279,766,081

Money Market — 0.0%
111,518	Financial Square Prime Obligations Fund—0.0%	111,518

TOTAL INVESTMENTS — 95.8%		$279,877,599

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

*	Effective April 28, 2006, the name of the Goldman Sachs Aggressive Growth Strategy Porfolio has been changed to the Goldman Sachs Equity Growth Strategy Portfolio.

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Tax Information — At March 31, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$228,169,434

Gross unrealized gain	51,708,165
Gross unrealized loss	—

Net unrealized security gain	$51,708,165

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.